January 22, 1996

Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:   Rule 24f-2 Notice for
      IDS Managed Retirement Fund, Inc.
      SEC File No. 2-93801/811-4133

Commissioners:

[i] In accordance with the provisions of Rule 24f-2, IDS Managed Retirement Fund, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended November 30, 1995 ("Fiscal Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year*             $          0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2**      $          0

[iv]  Amount of securities sold during the
      fiscal year***                                $323,002,915

[v]   Amount of securities sold pursuant to 24f-2   $323,002,915

[vi]  Fee  $323,002,915  /  2900                    $111,380.32

  *            0 shares X $11.96 on January 17, 1996
 **            0 shares X $11.96 on January 17, 1996
***   Sales of $809,289,866 minus redemptions of $486,286,951

Enclosed please find an opinion of counsel.

The filing fee in the amount of $111,380.32 has been sent by wire transfer.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS MANAGED RETIREMENT FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/KB/cah